Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for intangible assets	$ 149	$ 126	$ 150
Customer lists and user base
Finite-Lived Intangible Assets [Line Items]
Intangible asset impairment charges		$ 30